Basis of Preparation (Details Narrative) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings, Appropriated							$ 1,800
Retained Earnings (Accumulated Deficit)	$ 98,424		$ 98,424			$ 34,051	70,000	$ 88,900
Working capital deficit	49,600		49,600				67,700	89,100
Net Income (Loss) Attributable to Parent	15,133	$ 3,115	29,745	$ 11,077	$ 59,435	15,128
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation			15,744	(613)	2,329	(3,866)
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation			(15,744)	$ 613	$ (2,329)	3,866
Liabilities, Current	74,108		74,108			88,967	81,303	107,393
Assets, Current	$ 24,527		$ 24,527			$ 23,970	$ 13,636	$ 18,419